Related-party Transactions (Details 7) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental Income Related Party		$ 137,261	$ 128,501	$ 115,089
Associates [member]
Rental Income Related Party	[1]	48,223	31,858	61,159
Joint ventures [member]
Rental Income Related Party		6,611	6,611	6,659
Others [member]
Rental Income Related Party	[1]	$ 82,427	$ 90,032	$ 47,271

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.